Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000006707 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class A
Trading Symbol	MFIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 8,231,624,371
Holdings Count | Holding	524
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006708 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class B
Trading Symbol	MIOBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.48%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.48%
Net Assets	$ 8,231,624,371
Holdings Count | Holding	524
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006709 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class C
Trading Symbol	MIOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.48%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.48%
Net Assets	$ 8,231,624,371
Holdings Count | Holding	524
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006710 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class I
Trading Symbol	MFIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 8,231,624,371
Holdings Count | Holding	524
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000200511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class R6
Trading Symbol	MFIWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 8,231,624,371
Holdings Count | Holding	524
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000126358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R6
Trading Symbol	MWOKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006698 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R4
Trading Symbol	MWOJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006705 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R2
Trading Symbol	MGWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$72	1.47%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006706 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R3
Trading Symbol	MWOHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006699 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class B
Trading Symbol	MWOBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$96	1.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006700 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class C
Trading Symbol	MWOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006701 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class I
Trading Symbol	MWOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006703 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R1
Trading Symbol	MWOGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$96	1.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%

C000006697 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class A
Trading Symbol	MWOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 835,922,948
Holdings Count | Holding	74
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%